Obligations Related to Finance Leases - Schedule of Repayments of Capital Leases Including Imputed Interest (Detail) - Teekay Tankers $ in Thousands	Dec. 31, 2021 USD ($)
Capital Leased Assets [Line Items]
Finance Lease, Liability, Payments, Due Next Twelve Months	$ 40,882
Finance Lease, Liability, Payments, Due Year Two	40,422
Finance Lease, Liability, Payments, Due Year Three	40,031
Finance Lease, Liability, Payments, Due Year Four	39,502
Finance Lease, Liability, Payments, Due Year Five	39,042
Finance Lease, Liability, to be Paid, after Year Five	$ 164,766